Pensions and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Changes in Benefit Obligations, Plan Assets and Funded Status and Aggregate Balance Sheet Impact

The following table summarizes changes in the benefit obligations, the plan assets and funded status for all of the Company’s pension and postretirement benefit plans, as well as the aggregate balance sheet impact.

	Pension Plans		Postretirement Benefit Plans
	2013	2012	2013	2012
	(in millions)
Change in benefit obligation:
Benefit obligation at the beginning of the year	$3,222	$2,679	$218	$216
Service cost	126	113	4	4
Interest cost	132	134	7	10
Plan participants’ contributions	2	2	4	4
Amendments	14	—	—	(5)
Obligation assumed in connection with a business acquisition(1)	—	29	—	3
Actuarial (gain) loss	(402)	358	(23)	(2)
Foreign currency exchange rate changes	(21)	8	(3)	1
Curtailments, settlements and special termination benefits	3	3	—	1
Benefits paid	(103)	(104)	(13)	(14)

Benefit obligation at the end of the year	$2,973	$3,222	$194	$218

Change in plan assets:
Fair value of plan assets at the beginning of the year	$2,026	$1,712	$47	$42
Actual return on plan assets	394	215	9	4
Assets acquired in connection with a business acquisition(1)	—	29	—	—
Employer contributions	105	173	8	11
Plan participants’ contributions	2	2	4	4
Foreign currency exchange rate changes	(21)	6	—	—
Transfers(2)	—	(7)	—	—
Benefits paid	(103)	(104)	(13)	(14)

Fair value of plan assets at the end of the year	$2,403	$2,026	$55	$47

Unfunded status at the end of the year	$(570)	$(1,196)	$(139)	$(171)

Assets and (liabilities) recognized in the consolidated balance sheets consist of:
Non-current assets	$35	$9	$—	$—
Current liabilities	(8)	(7)	(9)	(9)
Non-current liabilities	(597)	(1,198)	(130)	(162)

	$(570)	$(1,196)	$(139)	$(171)

(1)	Represents pension and postretirement plan obligations and pension plan assets assumed/acquired during 2012 as part of the L-3 KEO business acquisition.
(2)	Represents assets related to various supplemental executive retirement plans that had previously been classified as pension plan assets; however, such assets are not held by the plans and are now classified as other assets.

Net Loss and Prior Service Cost Balances in Accumulated Other Comprehensive Loss Account

The table below summarizes the net loss and prior service cost balances at December 31, in the accumulated other comprehensive loss account, before related tax effects, for all of the Company’s pension and postretirement benefit plans.

	Pension Plans		Postretirement Benefit Plans
	2013	2012	2013	2012
	(in millions)
Net loss (gain)	$425	$1,146	$(9)	$21
Prior service cost (credit)	1	(12)	(8)	(10)

Total amount recognized	$426	$1,134	$(17)	$11

Pension Plans with an Accumulated Benefit Obligation in Excess of Fair Value of Plan Assets

The table below presents information for the pension plans with an ABO in excess of the fair value of plan assets at December 31, 2013 and 2012.

	Pension Plans
	2013	2012
	(in millions)
Projected benefit obligation	$2,408	$3,177
Accumulated benefit obligation	2,115	2,743
Fair value of plan assets	1,815	1,975

Weighted Average Assumptions Used to Determine Benefit Obligations

The table below summarizes the weighted average assumptions used to determine the benefit obligations for the Company’s pension and postretirement plans disclosed at December 31, 2013 and 2012.

	Pension Plans				Postretirement Benefit Plans
	2013		2012		2013		2012
Benefit obligations:
Discount rate	5.03	%(1)	4.15	%(1)	4.43	%(2)	3.37	%(2)
Rate of compensation increase	3.50	%(3)	3.56	%(3)	3.50	%(3)	3.59	%(3)

(1)	The weighted average discount rate assumptions used at December 31, 2013 and 2012 were comprised of separate assumptions determined by country of 5.1% and 4.2% for the U.S. based plans, 4.7% and 3.9% for the Canadian based plans and 3.5% and 3.4% for the German based plans.
(2)	The weighted average discount rate assumptions used at December 31, 2013 and 2012 were comprised of separate assumptions determined by country of 4.4% and 3.3% for the U.S. based plans and 4.6% and 3.7% for the Canadian based plans.
(3)	The weighted average rate of compensation increase assumptions were comprised of separate assumptions determined by country of 3.5% for the U.S. based plans at both December 31, 2013 and 2012 and 3.5% and 4.0% for the Canadian based plans at December 31, 2013 and 2012.

Components of Net Periodic Benefit Cost

The following table summarizes the components of net periodic benefit cost for the Company’s pension and postretirement benefit plans for the years ended December 31, 2013, 2012 and 2011.

	Pension Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
	(in millions)
Components of net periodic benefit cost:
Service cost	$126	$113	$106	$4	$4	$5
Interest cost	132	134	128	7	10	10
Expected return on plan assets	(164)	(145)	(139)	(4)	(3)	(2)
Amortization of prior service cost (credits)	1	1	1	(3)	(3)	(3)
Amortization of net loss	83	69	49	2	1	1
Curtailment or settlement loss	3	7	—	—	1	—

Net periodic benefit cost	$181	$179	$145	$6	$10	$11

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

The following table summarizes the other changes in plan assets and benefit obligations recognized in other comprehensive income for the Company’s pension and postretirement benefit plans for the years ended December 31, 2013, 2012 and 2011.

	Pension Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
	(in millions)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net (gain) loss	$(637)	$287	$266	$(29)	$(3)	$10
Prior service cost (credit)	14	(1)	2	—	(5)	—
Amortization of net loss	(83)	(69)	(49)	(2)	(1)	(1)
Amortization of prior service (cost) credit	(1)	(1)	(1)	3	3	3

Total recognized in other comprehensive income	(707)	216	218	(28)	(6)	12

Total recognized in net periodic benefit cost and other comprehensive income	$(526)	$395	$363	$(22)	$4	$23

Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) and Recognized as Components of Net Periodic Benefit Costs

The following table summarizes the amounts expected to be amortized from accumulated other comprehensive income (loss) and recognized as components of net periodic benefit costs during 2014.

	Pension Plans	Postretirement Benefit Plans	Total
		(in millions)
Net loss (gain)	$17	$(1)	$16
Prior service cost (credit)	2	(2)	—

	$19	$(3)	$16

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The table below summarizes the weighted average assumptions used to determine the net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011.

	Pension Plans						Postretirement Benefit Plans
	2013		2012		2011		2013		2012		2011
Discount rate	4.15	%(1)	5.02	%(1)	5.57	%(1)	3.37	%(4)	4.71	%(4)	5.40	%(4)
Expected long-term return on plan assets	8.13	%(2)	8.15	%(2)	8.57	%(2)	7.64%		7.64%		6.20%
Rate of compensation increase	3.50	%(3)	4.06	%(3)	4.50	%(3)	3.50%		4.09%		4.50%

(1)	The weighted average discount rate assumptions used for the years ended December 31, 2013, 2012, and 2011 were comprised of separate assumptions determined by country of 4.2%, 5.1% and 5.6% for the U.S. based plans, 3.9%, 4.4% and 5.4% for the Canadian based plans and 3.4%, 5.1%, and 5.4% for the German based plans, respectively.
(2)	The weighted average expected long-term return on plan assets assumptions used were comprised of separate assumptions determined by country of 8.25% for the U.S. based plans for the year ended December 31, 2013, 2012 and 2011 and 7.25% for the year ended December 31, 2013 and 7.5% for the years ended December 31, 2012 and 2011 for the Canadian based plans.
(3)	The weighted average rate of compensation increase assumptions used for the year ended December 31, 2013 were comprised of separate assumptions determined by country of 3.5% for both the U.S and Canadian based plans. The rate of compensation increase assumptions were 4.0% for the U.S based plans and 4.5% for the Canadian based plans for the year ended December 31, 2012. The rate of compensation increase assumptions were 4.5% for both the U.S. and Canadian based plans for the year ended December 31, 2011.
(4)	The weighted average discount rate assumptions used for the years ended December 31, 2013, 2012 and 2011 were comprised of separate assumptions determined by country of 3.3%, 4.8% and 5.4% for the U.S. based plans and 3.7%, 4.3% and 5.4% for the Canadian based plans, respectively.

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

A one percentage point change in the assumed health care cost trend rates would have the following effects:

	1 percentage point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost	$1	$—
Effect on postretirement benefit obligations	9	(7)

Allowable Range for Each Major Category of the Plans' Assets and Weighted-Average Asset Allocations by Asset Category

The table below presents the allowable range for each major category of the plans’ assets at December 31, 2013 as well as the Company’s pension plan and postretirement benefit plan weighted-average asset allocations at December 31, 2013 and 2012, by asset category.

	U.S.			Canada
Asset Category	2013 and 2012 Range	2013	2012	2013 Range	2013	2012 Range	2012
Domestic equity(1)	30%-60%	54%	51%	10%-25%	20%	15%-30%	19%
International equity(2)	10%-20%	11	10	30%-60%	49	20%-50%	46
Fixed income securities	20%-40%	22	29	20%-60%	28	25%-55%	32
Real estate securities	0%-15%	6	8	—	—	—	—
Other, primarily cash and cash equivalents	0%-15%	7	2	0%-15%	3	0%-15%	3

Total		100%	100%		100%		100%

(1)	Domestic equities for Canadian plans refers to equities of Canadian companies.
(2)	International equities for Canadian plans includes equities of U.S. companies.

Fair Value of the Company's Pension Plans' and Postretirement Benefit Plans' Assets

The table below presents the fair value of the Company’s pension plans’ assets at December 31, 2013 and 2012, by asset category segregated by level within the fair value hierarchy, as described below.

	U.S. Pension Plans’ Assets				Canadian Pension Plans’ Assets
	Fair Value Measured at December 31, 2013				Fair Value Measured at December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$1,141	$—	$—	$1,141	$54	$18	$—	$72
International Equity	79	146	—	225	117	18	—	135
Fixed Income — Investment Grade(2)	216	135	—	351	—	82	—	82
Fixed Income — High Yield(3)	—	118	—	118	—	—	—	—
Real Estate Investment Trusts(4)	118	—	—	118	—	—	—	—
Other(5)	—	150	—	150	6	5	—	11

Total	$1,554	$549	$—	$2,103	$177	$123	$—	$300

	Fair Value Measured at December 31, 2012				Fair Value Measured at December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$893	$—	$—	$893	$43	$13	$—	$56
International Equity	67	117	—	184	98	21	—	119
Fixed Income — Investment Grade(2)	194	197	—	391	—	88	—	88
Fixed Income — High Yield(3)	—	105	—	105	—	—	—	—
Real Estate Investment Trusts(4)	138	—	—	138	—	—	—	—
Other(5)	—	42	—	42	3	7	—	10

Total	$1,292	$461	$—	$1,753	$144	$129	$—	$273

(1)

Equity securities consist of investments in common stock of U.S. and international companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotations (NASDAQ), and various international exchanges. The Level 2 investment balance is derived from a regulated commingled equity trust fund, which fair value is based on the net asset value (NAV) at the end of each month. The NAV is calculated by the fund manager based on the fair value of the fund’s holdings, primarily equity securities traded in active markets, determined as of the end of each month. Withdrawals are permitted monthly based on NAV.

(2)	Approximately 62% in 2013 and 50% in 2012 of U.S. plan assets that are invested in the Fixed Income — Investment Grade asset category consist of a mutual fund offered by a registered investment company (the “Fund”). The Fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This Fund is classified by the Company as a Level 1 measurement within the fair value hierarchy, as the mutual fund trades on an active market and daily, quoted prices are available. The remaining 38% of U.S. plan assets in 2013 are primarily investment grade corporate bonds from various industries held directly by the Company. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs. The remaining 50% of U.S. plan assets in 2012 and all of the Canadian plan assets for both 2013 and 2012 are invested in regulated commingled equity trust funds (the “Bond Funds”). As these Bond Funds do not trade in an active market, the fair value is based on NAVs calculated by fund managers based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs and classified as Level 2. Withdrawals are permitted monthly based on NAV.
(3)	Fixed Income — High Yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.
(4)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.
(5)	Other consists primarily of (1) cash equivalents maintained in commingled trust funds, which invest primarily in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, and are classified as Level 2, and (2) cash, which is classified as Level 1.

The table below presents the fair value of the Company’s postretirement benefit plans’ assets at December 31, 2013 and 2012, by asset category segregated by level within the fair value hierarchy, as described below.

	Postretirement Benefit Plans’ Assets
	Fair Value Measured at December 31, 2013				Fair Value Measured at December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$23	$—	$—	$23	$27	$—	$—	$27
International Equity	1	2	—	3	1	1	—	2
Fixed Income — Investment Grade(2)	21	2	—	23	11	3	—	14
Fixed Income — High Yield(3)	—	2	—	2	—	1	—	1
Real Estate Investment Trusts(4)	2	—	—	2	2	—	—	2
Other(5)	—	2	—	2	—	1	—	1

Total	$47	$8	$—	$55	$41	$6	$—	$47

(1)	Equity securities consist of investments in common stock of U.S. and international companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the NYSE, NASDAQ, and various international exchanges. The Level 2 investment balance is derived from a regulated commingled equity trust fund, which fair value is based on NAV at the end of each month. The NAV is calculated by the fund manager based on the fair value of the fund’s holdings, primarily equity securities traded in active markets, determined as of the end of each month. Withdrawals are permitted monthly based on NAV.
(2)	Approximately 91% in 2013 and 79% in 2012 of the postretirement benefit plan assets that are invested in the Fixed Income — Investment Grade asset category consist of a mutual fund offered by the Fund. The Fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This Fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available. The remaining 9% of postretirement benefit plan assets in 2013 are primarily investment grade corporate bonds from various industries held directly by the Company. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs. The remaining 21% in 2012 of the postretirement benefit plan assets are invested in the Bond Fund. As the Bond Fund does not trade in an active market, the fair value is based on NAV’s calculated by the fund manager based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs and classified as Level 2. Withdrawals are permitted monthly based on NAV.
(3)	Fixed Income — High Yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.
(4)	REITs consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.
(5)	Other consists primarily of cash equivalents maintained in commingled trust funds, which invest primarily in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, and are classified as Level 2.

Estimated Future Benefit Payments

Estimated Future Benefit Payments. The following table presents expected pension and postretirement benefit payments and expected postretirement subsidies due to the Medicare Prescription Drug Improvement and Modernization Act of 2003, which reflect expected future service, as appropriate.

		Postretirement Benefits
	Pension Benefits	Benefit Payments	Subsidy Receipts
	(in millions)
2014	$116	13	—
2015	125	13	—
2016	134	14	—
2017	146	14	—
2018	152	15	—
Years 2019-2023	925	77	1

Cash Contributions and Expenses Under Multi-Employer Benefit Plans

Under these plans, the Company contributed cash and recorded expenses for each of its individually significant plans and all of its other plans in aggregate as noted in the table below.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status(1)		FIP/RP(2) Status Pending/ Implemented	Contributions by L-3 Communications						Surcharge Imposed	Expiration Date of Collective- Bargaining Agreement
		2013	2012		2013		2012		2011
					(in millions)
IAM National Pension Fund	51-6031295/002	Green	Green	No	$21	(3)	$20	(4)	$19	(4)	No	2/14/2014 to 1/29/2016(5)
Other Pension Funds(6)					—		—		—

Total contributions					$21		$20		$19

(1)	A zone status rating of green indicates the plan is at least 80% funded. The funding status of the IAM National Pension Fund was impacted by a market value investment loss for the plan year ended December 31, 2008, which amortization was extended over five years.
(2)	Funding improvement plan or rehabilitation plan.
(3)	At the date the audited financial statements for the Company were issued, Form 5500 for the plan year ending December 31, 2013 was not available.
(4)	Represents 6% of total plan contributions for both years ended December 31, 2012 and 2011 based on Form 5500.
(5)	The Company is a party to multiple bargaining agreements for multiple projects that require contributions into the IAM National Pension Fund. The most significant of these agreements, expiring April 27, 2014, cover multiple programs in the Company’s Aerospace Systems reportable segment and represent 72% of 2013 contributions.
(6)	Consists of three pension funds in which the Company’s contributions are individually, and in the aggregate, insignificant.